Statement of Financial Position (Parentheticals)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Shares Authorized	unlimited	unlimited
Common Stock, Shares Outstanding	114,993,864	118,040,683
Restricted Stock, Shares Outstanding	172,500	252,150